Annual Total Returns (Vanguard Mid-Cap Growth Fund - Investor Shares Retail) (Vanguard Mid-Cap Growth Fund, Vanguard Mid-Cap Growth Fund - Investor Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Mid-Cap Growth Fund | Vanguard Mid-Cap Growth Fund - Investor Shares
Annual Total Return
2013	34.15%
2012	14.84%
2011	1.17%
2010	23.83%
2009	38.42%
2008	(39.59%)
2007	14.69%
2006	12.72%
2005	9.13%
2004	11.38%